BALANCE SHEETS	Dec. 31, 2021 USD ($)
Current assets
Cash	$ 898,895
Prepaid expenses	337,927
Total Current Assets	1,236,822
Cash and marketable securities held in Trust Account	116,725,000
Total Assets	117,961,822
Current liabilities
Accrued expenses	114,686
Total Current Liabilities	114,686
Commitments and Contingencies
Common stock subject to possible redemption, $0.0001 par value; 2,510,512 and 11,500,000 shares at $10.52 per share and $10.24 per share redemption value as of June 30, 2023 and December 31, 2022, respectively	116,725,000
Stockholders' Equity
Common stock, $0.0001 par value; 50,000,000 shares authorized; 3,336,500 shares issued and outstanding (excluding 11,500,000 shares subject to possible redemption) as of December 31, 2022 and 2021	334
Additional paid-in capital	1,289,446
Accumulated earnings (deficit)	(167,644)
Total Stockholders' (Deficit) Equity	1,122,136
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 117,961,822